Assets and Liabilities Transferred to Trust Mortgage - 350 Green - Schedule of Accrued Expenses Pertaining (Details) - USD ($)	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Accrued host fees	$ 1,117,208	$ 873,544	$ 680,080
Total	$ 6,745,643	5,146,724	8,739,027
350 Green [Member]
Accrued taxes		5,969	113,531
Accrued host fees			51,064
Accrued fees			158,021
Total		$ 5,969	$ 322,616